Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001783317
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	McAfee Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39651
Entity Tax Identification Number	84-2467341
Entity Address, Address Line One	6220 America Center Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95002
City Area Code	(866)
Local Phone Number	622-3911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	MCFE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false